PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5:-	PROPERTY AND EQUIPMENT

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2012	2011

Cost:
Demonstration and rental equipment	$688	$2,107
Research and development equipment	3,760	3,712
Manufacturing equipment	1,190	1,185
Office furniture and equipment	1,117	1,091
Leasehold improvements	434	430

	7,189	8,525
Accumulated depreciation:
Demonstration and rental equipment	671	2,068
Research and development equipment	3,694	3,660
Manufacturing equipment	1,171	1,155
Office furniture and equipment	1,021	999
Leasehold improvements	364	342

	6,921	8,224

	$268	$301

During 2011 and 2012 the Company recorded a reduction of $ 1,422 and 0, respectively to the cost and accumulated depreciation of fully depreciated equipment no longer in use.